Basis of Presentation	12 Months Ended
Dec. 31, 2022
Basis of Presentation [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP.

Going Concern and Management’s Liquidity Plans

In accordance with the Financial Accounting Standards Board’s (“FASB”) standard on going concern, Accounting Standard Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as Going Concern (“ASU 2014-15”), we assess going concern uncertainty in our consolidated financial statements to determine if we have sufficient cash, cash equivalents and working capital on hand and any available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued, which is defined as the “look-forward period” in ASU 2014-15. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, we make certain assumptions regarding implementing curtailments or delays in the nature and timing of programs and expenditures to the extent we deem probable that such implementations can be achieved and we have the proper authority to execute them within the look-forward period in accordance with ASU 2014-15.

The accompanying consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, since our inception in 2019 we have incurred recurring losses from operations, used cash from operating activities, and relied on capital raising transactions to continue ongoing operations. As of December 31, 2022, we had a working capital deficit of $7.8 million with $0.9 million in unrestricted cash available to fund future operations. We anticipate continuing to generate losses from operations and using cash from operating activities for the foreseeable future, although at lower than historical levels as a result of restructuring actions taken during the second quarter of 2022 and the curtailment of activities associated with our discontinued operations as well as those business that we plan to terminate. Collectively, these factors raise substantial doubt regarding our ability to continue as a going concern for the twelve months from the date our consolidated financial statements have been issued.

As described in Note 1, we have committed to the Sale Transaction to complete our intended exit from the SaaS industry and to the Merger as the most favorable strategic alternative for our stockholders. There can be no assurance that we will be successful in executing and completing the Sale Transaction and the Merger and obtaining sufficient funding, if necessary, on terms acceptable to us to fund continuing operations through the anticipated closing of the aforementioned transactions, if at all. Our ability to continue as a going concern is dependent upon our ability to successfully execute the aforementioned transactions. Despite the comprehensive scope of our collective plans, the inherent risks associated with their successful execution are not sufficient to fully overcome substantial doubt about our ability to continue as a going concern for one year from the date of issuance of our consolidated financial statements. Accordingly, if we are unable to execute our plans within the timeframe described above, we may have to reduce or otherwise curtail our continuing operations which could significantly and adversely affect our results of operations or we may determine to dissolve and liquidate our assets. If we fail to meet the financial covenants of the Senior Convertible Notes and cannot obtain a waiver from such provisions or otherwise come to an agreement with the holders of the Senior Convertible Notes, such holders may declare a default on the debt which could subject our assets to seizure and sale, negatively impacting our business.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Reverse Stock Split

On November 8, 2022, we effectuated a reverse stock split of 20-for-1 (the “Reverse Stock Split”) of our Common Stock. The effects of the Reverse Stock Split have been applied retrospectively to all periods presented throughout the accompanying consolidated financial statements and notes. Accordingly, all disclosures of shares of Common Stock issued, outstanding or reserves of Common Stock and issuances, grants, vesting or forfeitures of warrants, restricted stock awards and restricted stock units (“RSUs”) herein and any corresponding references to market, conversion and exercise prices of Common Stock and certain other securities including warrants and convertible debt have been adjusted.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. In addition and as discussed in Notes 1 and 17, the assets and liabilities and results of operations of the Discontinued Group have been reclassified as held for sale and discontinued operations, respectively, for all period presented.